Share-based payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	3.50%	1.40%
Expected dividend yield (%)	7.70%	6.80%
Share price at date of grant (in £ per share)	£ 29.71	£ 32.18
Long Term Incentive Plan | Total Company | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 23.15	£ 27.46
Long Term Incentive Plan | Total Company | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	23.61	26.28
Long Term Incentive Plan | Management Board | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	20.46	24.8
Long Term Incentive Plan | Management Board | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 23.61	£ 26.28
Deferred Share Bonus Scheme (DSBS) | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	27.00%	27.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	3.50%	1.40%
Expected dividend yield (%)	7.70%	6.80%
Share price at date of grant (in £ per share)	£ 29.71	£ 32.18
Fair value at grant date (in £ per share)	£ 23.61	£ 26.28
Deferred Share Bonus Scheme (DSBS) | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at grant date (in £ per share)	£ 23.61	£ 26.28